Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Long-Term Debt

	December 31,
	2013		2012
	Recorded Amount	Fair Value	Recorded Amount	Fair Value
	(In thousands)
Long-term debt	$1,078,864	$1,109,878	$699,288	$764,784